Leases - Summary of Weighted-average Remaining Lease Term, and Weighted-average Discount Rate (Details)	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Weighted-average remaining operating lease term (in years)	6 years 4 months 2 days	5 years 4 months 17 days
Weighted-average operating lease discount rate	5.69%	6.12%